THE DUNHAM FUNDS

Dunham Alternative Income Fund

Incorporated herein by reference is the definitive version of the prospectus for the Dunham Alternative Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 19, 2012 (SEC Accession No. 0000910472-12-002871).